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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended:  9/30/01
                              -----------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                    FORM 13F

      Name of Reporting Manager: Heitman/PRA Securities Advisors LLC - 3Q01

                                                                                       Item 6:
                                                                            Item 5:   Investment
                                   Item 2:     Item 3:        Item 4:      Shares of  Discretion
            Item 1:               Title of      CUSIP       Fair Market    Principal  ----------
        Name of Issuer             Class       Number          Value        Amount    (a) Sole
Associated Estates Realty Corp  Common Stock  045604105  $     523,104.00     54,490     54,490
Apartment Investment &
 Management Company             Common Stock  03748R101  $  61,977,188.34  1,369,359  1,369,359
AMB Property Corp               Common Stock  00163T109  $     237,650.00      9,700      9,700
Amli Residential Properties, I  Common Stock  001735109  $   5,694,680.00    241,300    241,300
Avalonbay Communities, Inc.     Common Stock  053484101  $  28,365,219.00    594,036    594,036
Brandywine Realty               Common Stock  105368203  $  29,172,934.35  1,367,695  1,367,695
Bedford Property Investor       Common Stock  076446301  $  16,822,840.32    831,168    831,168
Brookfield Properties Corp.     Common Stock  112900105  $  26,522,104.50  1,453,266  1,453,266
Boston Properties, Inc.         Common Stock  101121101  $     476,625.00     12,500     12,500
Capital Automotive REIT         Common Stock  139733109  $     190,049.32     10,786     10,786
CBL & Associates Properties     Common Stock  124830100  $  21,437,302.50    786,690    786,690
Catellus Development            Common Stock  149111106  $  20,766,851.80  1,188,035  1,188,035
Mack-Cali Realty Corporation    Common Stock  554489104  $  36,916,660.00  1,190,860  1,190,860
Chelsea GCA Realty, Inc.        Common Stock  163421100  $   9,397,287.45    206,761    206,761
Camden Property Trust           Common Stock  133131102  $  19,584,570.60    527,886    527,886
Cabot Industrial Trust          Common Stock  127072106  $  12,607,459.00    614,998    614,998
Developers Diversified Realty   Common Stock  251591103  $  13,826,364.45    770,271    770,271
Duke Realty Corporation         Common Stock  264411505  $  30,205,697.60  1,275,040  1,275,040
Equity Office Properties        Common Stock
                                 Beneficial
                                 Interest     294741103  $ 107,499,796.87  3,359,369  3,359,369
Equity Residential Properties   Common Stock
                                 Beneficial
                                 Interest     29476L107  $  34,981,249.60    598,994    598,994
Essex Property Trust Inc.       Common Stock  297178105  $  25,651,951.30    522,443    522,443
First Industrial Realty         Common Stock  32054K103  $   6,702,810.00    223,427    223,427
Federal Realty Trust            Common Stock  313747206  $  14,111,658.00    641,439    641,439
General Growth Properties, Inc  Common Stock  370021107  $  32,493,503.79    934,527    934,527
Getty Realty Group              Common Stock  374297109  $     450,000.00     25,000     25,000
Home Properties of New York     Common Stock  437306103  $  10,118,218.88    319,792    319,792
Host Marriott Corp. New Com     Common Stock  44107P104  $  11,226,286.05  1,592,381  1,592,381
Starwood Lodging                Common Stock  85590A203  $  28,646,002.00  1,302,091  1,302,091
Hospitality Properties Trust    Common Stock  44106M102  $  18,016,872.72    748,209    748,209
iShares Cohen & Steers Realty   Common Stock  464287564  $   1,452,335.00     17,300     17,300
IShares DJ US Real Estate       Common Stock  464287739  $   1,791,276.00     22,600     22,600
Kilroy Realty                   Common Stock  49427F108  $  24,221,210.50    970,790    970,790
LaSalle Hotel Properties/Hotel  Common Stock  517942108  $     212,520.00     23,000     23,000
Manufactured Home Communities,  Common Stock  564682102  $   9,353,815.38    307,489    307,489
Philips International Realty    Common Stock  718333107  $   2,747,918.20    947,558    947,558
Prologis Trust                  Common Stock  743410102  $  51,362,126.40  2,434,224  2,434,224
Pan Pacific Retail Properties,  Common Stock  69806L104  $   6,760,619.50    256,570    256,570
Public Storage, Inc.            Common Stock  74460D109  $   9,056,744.00    271,160    271,160
Public Storage Dep Shares A     Common Stock  74460D729  $     328,125.00     12,500     12,500
PS Business Parks Inc./CA       Common Stock  69360J107  $  16,218,820.90    585,517    585,517
Reckson Associates Realty Corp  Common Stock  75621K304  $     239,794.00      9,400      9,400
Regency Centers Corp.           Common Stock  758849103  $   9,020,225.00    350,300    350,300
Rouse Company                   Common Stock  779273101  $   8,277,185.69    342,457    342,457
Security Capital Group Series   Common Stock  81413P204  $   2,952,438.00    157,800    157,800
Shurgard Storage Centers, Inc.  Common Stock  82567D104  $  15,637,837.60    518,840    518,840
Simon Property Group            Common Stock  828806109  $  24,201,347.04    899,344    899,344
Sun Communities, Inc.           Common Stock  866674104  $  21,238,565.05    579,497    579,497
Storage USA, Inc.               Common Stock  861907103  $   2,760,120.00     69,700     69,700
Taubman Centers, Inc.           Common Stock  876664103  $   6,576,037.50    526,083    526,083
Cornerstone Realty Income       Common Stock  21922V102  $     111,280.00     10,400     10,400
Vornado Realty Trust            Common Stock  929042109  $     496,250.00     12,500     12,500
Weingarten Realty               Common Stock  948741103  $   9,043,342.20    186,077    186,077
                                Subtotal                 ----------------
                                 Common                  $ 848,682,870.40
                                                         ----------------
                                Grand Total              $ 848,682,870.40
                                                         ================


                                Item 7:
                                Managers                 Item 8:
            Item 1:             -------- -------------------------------
        Name of Issuer                    (a) Sole  (b) Shared  (c) None
Associated Estates Realty Corp               46,190                 8,300
Apartment Investment &
 Management Company                       1,130,740               238,619
AMB Property Corp                             9,700
Amli Residential Properties, I              159,100                82,200
Avalonbay Communities, Inc.                 506,190                87,846
Brandywine Realty                         1,123,813               243,882
Bedford Property Investor                   680,505               150,663
Brookfield Properties Corp.               1,186,787               266,479
Boston Properties, Inc.                      12,500
Capital Automotive REIT                      10,786
CBL & Associates Properties                 650,501               136,189
Catellus Development                      1,018,039               169,996
Mack-Cali Realty Corporation              1,002,093               188,767
Chelsea GCA Realty, Inc.                    179,537                27,224
Camden Property Trust                       456,205                71,681
Cabot Industrial Trust                      466,049               148,949
Developers Diversified Realty               651,864               118,407
Duke Realty Corporation                   1,049,259               225,781
Equity Office Properties

                                          2,826,751               532,618
Equity Residential Properties

                                            517,076                81,918
Essex Property Trust Inc.                   421,938               100,505
First Industrial Realty                     199,602                23,825
Federal Realty Trust                        553,090                88,349
General Growth Properties, Inc              777,684               156,843
Getty Realty Group                           25,000
Home Properties of New York                 279,645                40,147
Host Marriott Corp. New Com               1,364,764               227,617
Starwood Lodging                          1,072,707               229,384
Hospitality Properties Trust                638,904               109,305
iShares Cohen & Steers Realty                17,300
IShares DJ US Real Estate                    22,600
Kilroy Realty                               784,824               185,966
LaSalle Hotel Properties/Hotel               23,000
Manufactured Home Communities,              265,008                42,481
Philips International Realty                                      132,587
Prologis Trust                            2,009,308               424,916
Pan Pacific Retail Properties,              221,039                35,531
Public Storage, Inc.                        233,894                37,266
Public Storage Dep Shares A                  12,500
PS Business Parks Inc./CA                   450,797               134,720
Reckson Associates Realty Corp                9,400
Regency Centers Corp.                       294,500                55,800
Rouse Company                               296,684                45,773
Security Capital Group Series               129,700                28,100
Shurgard Storage Centers, Inc.              441,570                77,270
Simon Property Group                        779,010               120,334
Sun Communities, Inc.                       495,805                83,692
Storage USA, Inc.                            58,300                11,400
Taubman Centers, Inc.                       381,371               144,712
Cornerstone Realty Income                    10,400
Vornado Realty Trust                         12,500
Weingarten Realty                           159,597                26,480
